Annual Total Returns - BLACKROCK LIFEPATH INDEX 2030 FUND (Investor P) [BarChart] - Investor P - BLACKROCK LIFEPATH INDEX 2030 FUND - Investor P Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	13.10%
Annual Return 2013	15.05%
Annual Return 2014	6.32%
Annual Return 2015	(0.80%)
Annual Return 2016	6.97%
Annual Return 2017	16.00%
Annual Return 2018	(5.79%)
Annual Return 2019	20.72%
Annual Return 2020	12.70%